Debt, Cash and Cash Equivalents - Additional Information (Details) € in Millions, $ in Billions		6 Months Ended
	Jun. 30, 2021 EUR (€) extension	Jun. 30, 2021 USD ($) bond	Jun. 30, 2021 USD ($) extension	Sep. 30, 2015 EUR (€)	Mar. 31, 2011 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Number of bond issues redeemed | bond		2
€2 billion bonds, maturating March 2021
Disclosure of detailed information about borrowings [Line Items]
Notional amount					€ 2,000
€500 million bonds, maturating September 2025
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 500
Syndicated credit facility, expires in 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 4,000
Credit facilities, extension option	1 year
Syndicated credit facility, expires in 2025
Disclosure of detailed information about borrowings [Line Items]
Notional amount	€ 4,000
Credit facilities, extension option	1 year
Credit facilities, number of extension options | extension	2		2
Commercial paper program in France
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs	€ 6,000
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $			$ 10.0
Average drawdown | $		$ 1.2